Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Services - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Transportation	$ 173,989	$ 154,614
Warehouse storage and storage management service	9,315	10,591
Others	1,667	1,333
Total revenues	$ 184,971	$ 166,538